Goodwill and Intangible Assets, Net - Goodwill (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance				$ 68,001	$ 15,852	$ 1,527,118
Apex acquisition				0	52,149	0
Impairment	$ 0	$ (121,400)	$ (1,389,900)	0	0	(1,511,264)
Goodwill, Foreign Currency Translation, Gain (Loss)				0	0	(2)
Goodwill, ending balance		$ 15,852		$ 68,001	$ 68,001	$ 15,852